Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Assumed Health Care Cost Trend Rate) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans, Postretirement And Postemployment Benefits [Abstract]
Health care cost trend rate assumed for next year	7.50%	8.00%
Rate to which the cost trend rate gradually declines	5.00%	5.00%
Year the rate reaches the ultimate rate	2017	2017